Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Marketable Securities
Marketable Securities Disclosure

4.Marketable Securities

The following table summarizes the marketable securities held at December 31, 2020 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Marketable securities:
Commercial paper	$15,999	$1	$(2)	$15,998
United States Treasury securities	8,000	—	—	8,000
Total marketable securities	$23,999	$1	$(2)	$23,998

All marketable securities held at December 31, 2020 reached their respective maturity date during the nine months ended September 30, 2021. No marketable securities remained outstanding at September 30, 2021.

4.	Marketable Securities

The following table summarizes the marketable securities held at December 31, 2020 (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Marketable securities:
Commercial paper	$15,999	$1	$(2)	$15,998
United States Treasury securities	8,000	—	—	8,000
Total marketable securities	$23,999	$1	$(2)	$23,998

As of December 31, 2020, all of the Company’s marketable securities had remaining contractual maturity dates of less than one year from the date of the consolidated balance sheets. There were no sales of marketable securities during the year ended December 31, 2020. The Company did not have any marketable securities as of December 31, 2019.